EQUITY - PIPE warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 09, 2025	Sep. 08, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Net proceeds			$ 102,993	$ 38,960	$ 21,652
Private placement in public equity financing
EQUITY
Gross proceeds from issuance		$ 125,000
Issuance of shares on offering	1,953,124
Aggregate amount of warrant	1,953,124
Exercise price	$ 76.8
Warrant term	2 years
PIPE warrants | Private placement in public equity financing
EQUITY
Gross proceeds from issuance		125,000
Placement agent fees and offering expenses		6,789
Net proceeds net of placement agent fees and offering expenses		118,211
Issuance of shares on offering	1,953,124
Aggregate amount of warrant	1,953,124
Exercise price	$ 76.8
Warrant term	2 years
Warrants outstanding	$ 31,538
Gross proceeds from warrants		$ 150,000	63,000
Payments for conversion fee			31
Net proceeds			$ 62,969